Equity-based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity-based compensation expense | $		$ 50.0	$ 50.0
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted under plan			4,630,884
Unrecognized equity-based compensation expense | $	$ 48.4	$ 48.4	$ 48.4
Unrecognized equity-based compensation expense expected to be recognized over weighted-average period			2 years 7 months 24 days
2020 Incentive Award Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum common stock available for issuance	5,750,000	5,750,000	5,750,000
Percentage of outstanding shares of all classes of common stock	1.00%
2020 Incentive Award Plan | Initial Public Offering | RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted under plan	4,630,884
2020 Incentive Award Plan | Initial Public Offering | RSUs Not Subject to Continued Service
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted under plan	2,461,839
Vesting month and year	2021-06
2020 Incentive Award Plan | Initial Public Offering | RSUs Subject to Continued Service
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted under plan	391,858
2020 Incentive Award Plan | Initial Public Offering | RSUs Subject to Continued Service | Non-Employee Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted under plan	28,254
Vesting month and year	2021-06
Grant date fair value of shares vested | $	$ 0.1
2020 Incentive Award Plan | Initial Public Offering | RSUs Subject to Continued Service | Vest in December 2020 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting month and year	2020-12
Vesting percentage	50.00%
2020 Incentive Award Plan | Initial Public Offering | RSUs Subject to Continued Service | Vest in December 2021 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting month and year	2021-12
Vesting percentage	50.00%
2020 Incentive Award Plan | Initial Public Offering | RSUs Subject to Continued Service | Vest in Prior to June 2021 [Member] | Class A Common Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested, Weighted Average Grant Date Fair Value | $ / shares			$ 23.00
2020 Incentive Award Plan | Initial Public Offering | Restricted Stock Units Subject to Continued Service Vesting in Equal Installments at Each Anniversary of the Grant Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted under plan	1,748,933
Vesting period	3 years